LEASES - Summary of supplemental consolidated balance sheet information related to leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary Of Supplemental Consolidated Balance Sheet Information Related To Leases [Abstract]
Operating leases right-of-use assets	¥ 49,659	$ 6,994	¥ 27,604
Current portion of lease liabilities	15,570		24,986
Non-current portion of lease liabilities	32,388		2,479
Total operating lease liabilities	¥ 47,958	$ 6,755	¥ 27,465
Weighted average remaining lease term (in years)	2 years 10 months 24 days	2 years 10 months 24 days	1 year 2 months 12 days
Weighted average discount rate	4.22%	4.22%	4.75%